Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 000
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting
The financial statements of the Plan are prepared on the accrual basis of accounting.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions are subject to inherent uncertainties, which may result in actual amounts differing from reported amounts.

Investment Valuation and Income Recognition
Investments are reported at fair value (except for fully benefit-responsive investment contracts, which are reported at contract value). Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. The Plan presents in the Statements of Changes in Net Assets Available for Benefits the net appreciation in the fair value of its investments, which consists of the related (losses) gains and the unrealized appreciation (depreciation) on those investments. Dividends on mutual funds and Ryder System, Inc. common stock fund is recorded on the record date. Interest income is recorded on the accrual basis.

Effective August 8, 2024, Ryder amended the Plan to add an Employee Stock Ownership Plan (“ESOP”) component. As part of this amendment, a portion of the existing Ryder Common Stock Fund was designated as an ESOP, which is intended to be a stock bonus plan under Section 401(a) of the Internal Revenue Code, an employee stock ownership plan for purposes of section 4975(e)(7) of the Code, and an eligible individual account plan within the meaning of Section 407(d)(3) of ERISA. In connection with this implementation, participants may elect to either reinvest dividends paid on ESOP shares in the Ryder Stock Fund or receive them in cash, in accordance with Section 404(k) of the Code. As of December 31, 2025, the ESOP features are not currently in use by the Plan.

Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest.
Loans in default are recorded as distributions based upon the terms of the Plan document and are included in Benefits paid to participants.

Contribution Receivable
Participant contributions and any related employer contributions are recognized in the period during which the respective payroll deduction from the participant's compensation is made.

Due to/from Broker
Due to/from broker for investment securities purchased/sold include amounts payable or receivable to/from clearing organizations relating to investment security transactions to be settled.

Payment of Benefits
Benefits are recorded when paid.

Administrative Expenses
Trustee fees, management fees and other fund expenses are paid from the assets of the Plan. Loan administrative and origination fees and recordkeeping fees are paid by the participants. Investment related expenses are included in net appreciation in value of investments.

Subsequent Events
Subsequent to December 31, 2025, the Plan evaluated the impact of provisions of the SECURE 2.0 Act that became effective on January 1, 2026, including requirements for the Roth treatment of certain catch-up contributions for participants above specified compensation thresholds. These provisions will primarily affect Plan administration and participant elections. Management does not expect the adoption of these provisions to have a material impact on the Plan’s net assets available for benefits. The Plan evaluated subsequent events through June 25, 2026, the date the financial statements were available to be issued.